Performance Management - Hypatia Women CEO ETF	Nov. 26, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index as well as against a performance index which the Adviser believes better represents the Fund’s investment strategy. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.wceoetf.com or by calling 1-888-338-3166.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance.
Bar Chart [Heading]	Performance Bar Chart for Calendar Year Ended December 31st
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	09/30/2024	10.14%
Worst Quarter	06/30/2024	-3.17%
The Fund’s year to date return for the period ended September 30, 2025 was: 7.71%
Year to Date Return, Label [Optional Text]	The Fund’s year to date return
Bar Chart, Year to Date Return	7.71%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.14%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.17%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2024)
Performance [Table]
	One Year	Since Inception(1)
Return before taxes	8.54%	9.89%
Return after taxes on Distributions	8.31%	9.65%
Return after taxes on Distributions and Sale of Fund Shares	5.22%	7.61%
S&P Small Cap 600 Index(2) (Reflects no deduction for fees, expenses, or taxes)	8.70%	11.05%
FT Wilshire Small Cap Total Return Index(3) (Reflects no deduction for fees, expenses, or taxes)	14.12%	15.72%
Russell 1000 Equal Weight Index(4) (Reflects no deduction for fees, expenses, or taxes)	11.53%	10.66%

(1)	Inception date is August 17, 2020.

(2)	Effective June 3, 2025, the Fund’s Index Calculation Agent changed from Wilshire Advisors LLC to S&P Opco, LLC and the index utilized for sector allocations was changed from the FT Wilshire Small Cap Index to the S&P Small Cap 600 Index. There are no changes to the Hypatia Women CEO Index (the “Index”), the Index methodology or to the Fund’s holdings apart from certain non-material rebalancing with respect to sector weightings to reflect the new underlying reference index. In connection with the change, the Fund’s performance benchmark changed from the FT Wilshire Small Cap Total Return Index to the S&P Small Cap 600 Index. The S&P SmallCap 600 Index is a stock market index established by S&P Global Ratings. It covers roughly the small-cap range of American stocks, using a capitalization-weighted index.

(3)	FT Wilshire Small Cap Total Return Index is a float-adjusted, market capitalization weighted index of the issues ranked between the 85th and 98th percentile by market capitalization of the FT Wilshire 5000 IndexSM. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(4)	Russell 1000 Equal Weight Index is based on the Russell 1000® Equal Weight Index (Index). The Fund will invest at least 90% of its total assets in the securities that comprise the Index. The Index is composed of securities in the Russell 1000® Index and is equally weighted across 11 sector groups with each security within the sector receiving equal weight. The Index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index

Performance Availability Website Address [Text]	www.wceoetf.com
Performance Availability Phone [Text]	1-888-338-3166